SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended												9 Months Ended				12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	Jun. 30, 2025	May 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	May 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2025	Mar. 02, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Net income		$ 7,145,000		$ 3,602,000		$ 455,000		$ (4,435,000)		$ (16,918,000)		$ (17,390,000)		$ 11,202,000		$ (38,744,000)		$ (40,645,000)		$ (52,822,000)
Working capital, amount	$ 1,900,000	1,900,000												1,900,000				18,800,000
Accumulated deficit	93,105,000	93,105,000												93,105,000				104,307,000		63,662,000
Restricted cash	$ 0	0						1,800,000						0		1,800,000
Bad debt expense		$ 0						$ 0						$ 147,000		0		106,000		106,000
Property, plant and equipment, useful life	3 years	3 years												3 years
Reduction in value of software development cost		$ 75,000												$ 129,000
Impairment														0		$ 0		0		0
Total credit facility, net of discount and deposits																		$ 4,050,000
Loss on change in fair value	$ 115,000													$ 40,000
Contract asset amortization period	14 months	14 months												14 months
Options outstanding	17,766	17,766						64,301						17,766		64,301		18,614		94,767				100,305
Warrant purchase outstanding	1,161,195	1,161,195						1,161,195						1,161,195		1,161,195		1,161,195		1,161,195
Weighted average strike price of warrants	$ 287.50	$ 287.50						$ 287.50						$ 287.50		$ 287.50		$ 287.50		$ 287.50
Impairment of goodwill														$ 35,000		$ 0		$ 0		$ 0
Advertising expense														300,000		200,000		4,500,000		2,800,000
Net loss		$ (7,145,000)		$ (3,602,000)		$ (455,000)		$ 4,435,000		$ 16,918,000		$ 17,390,000		(11,202,000)		38,744,000		40,645,000		52,822,000
Net cash used in operating activity														(2,442,000)		$ (10,491,000)		16,900,000		(30,393,000)
Restricted cash																		1,800,000		2,200,000
Gain from sale of consolidated entity																				387,000
Contract liabilities	$ 1,772,000	1,772,000												1,772,000				696,000		2,800,000
Cash FDIC insured amount																		250,000
Impairment loss		$ 0												$ 0				0		0
M2i Global Inc [Member]
Property, Plant and Equipment [Line Items]
Net income			$ (1,758,627)		$ (1,119,142)		$ (1,351,625)		$ (737,400)		$ (1,374,590)		$ (699,100)		$ (4,229,394)		$ (2,811,090)		$ (3,887,261)		$ (1,990,162)
Accumulated deficit			10,230,576												10,230,576				6,001,182		2,113,921
Net loss			1,758,627		$ 1,119,142		$ 1,351,625		$ 737,400		$ 1,374,590		$ 699,100		4,229,394		2,811,090		3,887,261		1,990,162
Net cash used in operating activity															(2,389,177)		$ (1,400,469)		(2,098,661)		$ (1,611,258)
Cash FDIC insured amount			$ 250,000												$ 250,000				$ 250,000
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Net income																		(40,645,000)
Accumulated deficit																		104,307,000
Net loss																		40,645,000
Net cash used in operating activity																		(16,919,000)
Gain from sale of consolidated entity
Contract liabilities																		11,500,000
Volato 158 LLC [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage																						3.13%
Loss on sale of equity method investment																		$ 162,000
Disposal Group, Disposed of by Means Other than Sale, Not Discontinued Operations [Member] | Fly Dreams LLC [Member]
Property, Plant and Equipment [Line Items]
Restricted cash																							$ 550,000
Gain from sale of consolidated entity																				$ 387,000
Restricted Stock Units (RSUs) [Member]
Property, Plant and Equipment [Line Items]
Restricted stock shares outstanding	47,323	47,323						49,555						47,323		49,555		29,080
Share Exchange Agreements [Member]
Property, Plant and Equipment [Line Items]
Common stock issued during period shares	1,197,604
Common stock received in share exchange agreement	16,000,000
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, face amount																		$ 36,000,000.0
Original issue discount, percentage																		10.00%
Convertible Debt [Member] | 2024 [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, face amount																		$ 4,500,000
Total credit facility, net of discount and deposits																		4,100,000
Convertible Debt [Member] | 2024 Convertible Notes [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, face amount																		4,500,000
Total credit facility, net of discount and deposits																		$ 4,100,000
Original issue discount, percentage																		10.00%
Convertible Debt [Member] | 2024 Convertible Notes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Debt instrument, face amount																		$ 36,000,000.0
Forward Contracts [Member]
Property, Plant and Equipment [Line Items]
Loss on cancellation of derivatives																		$ 3,000,000.0
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life																		3 years
Capitalized computer software, additions														$ 69,000		$ 69,000		$ 142,000		$ 323,000
Capitalized computer software, amortization expense		$ 37,000						$ 26,000						133,000		78,000		$ 132,000		25,000
Reduction in value of software development cost		$ 75,000												$ 129,000
Website Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years												3 years				3 years
Capitalized computer software, additions														$ 0		142		$ 0		241,000
Capitalized computer software, amortization expense		$ 24,000						$ 26,000						$ 72,000		$ 77,000		$ 97,000		$ 56,000